October 15, 2009

VIA EDGAR

The United States Securities
  and Exchange Commission
100 F Street NE
Washington, D.C.  2549-8629

Subject:             Nationwide Variable Account 12 of
           Nationwide Life Insurance Company
           SEC File No. 333-108894
           CIK No. 0001173507

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Variable Account 12 (the “Variable Account”) and Nationwide Life Insurance Company, (the “Company”) we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the prospectus contained in Post Effective Amendment No. 17 to the Registration Statement for the Company and the Variable Account which became effective May 1, 2009.

Please contact the undersigned at (614) 677-8683 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ KEITH W. HINZE
Keith W. Hinze
Assistant General Counsel